BUSINESS ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

The following table presents the preliminary estimated fair value of the assets acquired and liabilities assumed from the Specialty Plastics acquisition at the date of acquisition:

As of July 1, 2014
(In thousands)
Accounts receivable	$27,850
Inventories	12,800
Prepaid expenses and other current assets	415
Property, plant and equipment	20,049
Intangible assets	26,985

Total assets acquired	$88,099
Accounts payable	15,247
Accrued payroll, taxes and related benefits	1,552
Other accrued liabilities	706
Other long-term liabilities	181

Total liabilities assumed	$17,686

Identifiable net assets acquired	$70,413
Goodwill	20,587

Net assets acquired	$91,000

The following table presents the preliminary estimated fair value of the assets acquired and liabilities assumed from the Specialty Plastics acquisition at the date of acquisition:

As of July 1, 2014
(In thousands)
Accounts receivable	$27,870
Inventories	12,800
Prepaid expenses and other current assets	415
Property, plant and equipment	21,025
Intangible assets	26,985

Total assets acquired	$89,095
Accounts payable	15,327
Accrued payroll, taxes and related benefits	1,552
Other accrued liabilities	638
Other long-term liabilities	181

Total liabilities assumed	$17,698

Identifiable net assets acquired	$71,397
Goodwill	19,603

Net assets acquired	$91,000

Business Acquisition, Pro Forma Information [Table Text Block]

The following pro forma information represents the consolidated results of the Company as if the Specialty Plastics acquisition occurred as of September 1, 2013:

Three months ended November 30,
2013
Unaudited
(In thousands, except per share data)
Net sales	$624,872
Net income attributable to A. Schulman, Inc.	$16,075
Net income per share of common stock attributable to A. Schulman, Inc. - diluted	$0.55

The following pro forma information represents the consolidated results of the Company as if the Specialty Plastics acquisition occurred as of September 1, 2012:

	For the Years Ended August 31,
	2014	2013
	Unaudited
	(In thousands, except per share data)
Net sales	$2,580,646	$2,289,719
Net income attributable to A. Schulman, Inc.	$65,639	$33,480
Net income per share of common stock attributable to A. Schulman, Inc.—diluted	$2.24	$1.14

The following pro forma information represents the consolidated results of the Company as if the acquisition of Elian occurred as of September 1, 2011:

Year ended August 31, 2012
Unaudited (In thousands, except per share data)
Net sales	$2,097,043
Net income attributable to A. Schulman, Inc.	$52,423
Net income per share of common stock attributable to A. Schulman, Inc.—diluted	$1.77

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the Company’s other business acquisitions for the periods presented:

Transaction Description	Date of Transaction	Purchase Consideration (In millions)	Segment
Perrite Group	September 2, 2013	$51.3	EMEA and APAC
A thermoplastics manufacturer with business in niche engineered plastics and custom color with operations in Malaysia, the United Kingdom and France
Network Polymers, Inc.	December 2, 2013	$49.2	USCAN
An Ohio niche engineered plastics compounding business that is a leading single source provider of thermoplastic resins and alloys
Prime Colorants	December 31, 2013	$15.1	USCAN
A Tennessee manufacturer of custom color and additive concentrates
Compco Pty. Ltd.	September 2, 2014	$6.7	APAC
A manufacturer of masterbatches and custom color with operations in Australia

The following table summarizes the Company’s other business transactions for the periods presented as well as the Compco Pty. Ltd. acquisition completed in the first quarter of fiscal 2015:

Transaction Description	Date of Transaction	Purchase Consideration (In millions)	Segment
ECM Plastics, Inc.	September 4, 2012	$36.8	USCAN
A Massachusetts producer of custom color, specialty additive masterbatch and niche engineered plastics products, with a strong presence in personal care and cosmetics
Perrite Group	September 2, 2013	$51.3	EMEA and APAC
A thermoplastics manufacturer with business in niche engineered plastics and custom color with operations in Malaysia, the United Kingdom and France
Network Polymers, Inc.	December 2, 2013	$49.2	USCAN
An Ohio niche engineered plastics compounding business that is a leading single source provider of thermoplastic resins and alloys
Prime Colorants	December 31, 2013	$15.1	USCAN
A Tennessee manufacturer of custom color and additive concentrates
Compco Pty. Ltd.	September 2, 2014	$6.7	APAC
A manufacturer of masterbatches and custom color with operations in Australia.

Results of Operations Since Acquisition Date [Table Text Block]

Net sales, income before taxes and net income attributable to A. Schulman, Inc. from the Specialty Plastics acquisition included in the Company’s results since the July 1, 2014 acquisition are as follows:

July 1, 2014 to August 31, 2014
(In thousands)
Net sales	$25,351
Income before taxes	$1,644
Net income attributable to A. Schulman, Inc.	$1,475

Net sales, income before taxes and net income attributable to A. Schulman, Inc. from Elian included in the Company’s results in the year of acquisition are as follows:

January 31, 2012 to August 31, 2012
(In thousands)
Net sales	$20,306
Income before taxes	$640
Net income attributable to A. Schulman, Inc.	$402